GENERAL (Major suppliers) (Narrative) (Details) - Cost of Goods, Total [Member] - Supplier Concentration Risk [Member]	12 Months Ended
Dec. 31, 2023
Concentration Risk [Line Items]
Concentration risk, threshold percentage	69.00%
Mikroman [Member]
Concentration Risk [Line Items]
Concentration risk percentage	63.00%
Percentage of total minerals of the company	44.00%
Ekom [Member]
Concentration Risk [Line Items]
Concentration risk percentage	32.00%
Percentage of total minerals of the company	22.00%